Leases - Schedule of Estimated Useful Life of Right of Use Assets (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
International Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	1 year	2 years
International Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	19 years	20 years
Domestic Leased Circuits | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	2 years	1 year
Domestic Leased Circuits | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	10 years	10 years
Co Located Sites | Bottom of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	2 years	3 years
Co Located Sites | Top of range [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Estimated useful life of right-of-use assets	11 years	11 years